SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The Company’s revenue, disaggregated by revenue stream for the fiscal years ended September 30, 2025, 2024, and 2023, was as follows (in thousands):

	For the Fiscal Years Ended September 30,
	2025	2024	2023
Product equipment	¥447,069	¥627,720	¥465,691
SaaS, Maintenance and others	97,621	156,683	93,830
Total revenue	¥544,690	¥784,403	¥559,521

SCHEDULE OF LONG LIVED ASSETS
	As of September 30,
	2025	2024
Japan	¥61,382	¥50,452
All foreign countries	23,136	16,348
Total	¥84,518	¥66,800

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Property and equipment	Useful life/Depreciation period
Machinery and Equipment	5 - 10 years
Tools, Furniture and Fixtures	2 - 5 years
Vehicles	7 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF OTHER INTANGIBLE ASSETS	The estimated useful lives of other intangible assets are as follows:
Other intangible assets	Useful life/Depreciation period
Software	3 - 5 years
Trademark	10 years